Investment securities	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Investment securities
7.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2024	January 31 2024	October 31 2023
Debt investment securities measured at FVOCI	$108,947	$101,961	$82,150
Debt investment securities measured at amortized cost	32,045	34,106	31,984
Equity investment securities designated at FVOCI	1,752	2,232	2,164
Equity investment securities measured at FVTPL	1,986	1,910	1,888
Debt investment securities measured at FVTPL	54	50	51
Total investment securities	$144,784	$140,259	$118,237
(a) Debt investment securities measured at fair value through other comprehensive
income (FVOCI)

As at April 30, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$18,504	$9	$341	$18,172
Canadian provincial and municipal debt	14,933	12	462	14,483
U.S. treasury and other U.S. agency debt	45,728	16	1,805	43,939
Other foreign government debt	29,756	106	693	29,169
Other debt	3,244	4	64	3,184
Total	$112,165	$147	$3,365	$108,947

As at January 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,700	$67	$233	$16,534
Canadian provincial and municipal debt	13,309	95	276	13,128
U.S. treasury and other U.S. agency debt	40,747	303	1,150	39,900
Other foreign government debt	29,963	186	518	29,631
Other debt	2,797	16	45	2,768
Total	$103,516	$667	$2,222	$101,961

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,794	$6	$413	$12,387
Canadian provincial and municipal debt	7,680	2	536	7,146
U.S. treasury and other U.S. agency debt	30,741	32	2,075	28,698
Other foreign government debt	32,246	91	936	31,401
Other debt	2,597	2	81	2,518
Total	$86,058	$133	$4,041	$82,150
(b) Debt investment securities measured at amortized cost

	As at
	April 30, 2024		January 31, 2024		October 31, 2023
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$9,538	$9,724	$10,287	$10,437	$9,927	$10,211
U.S. treasury and other U.S. agency debt	18,409	19,812	18,327	19,383	17,912	19,788
Other foreign government debt	2,307	2,316	4,123	4,124	1,860	1,871
Corporate debt	198	193	169	162	117	114
Total	$30,452	$32,045	$32,906	$34,106	$29,816	$31,984

(1)	Balances are net of allowances, which are $1 (January 31, 2024 – $1; October 31, 2023 – $1).
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at April 30, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,375	$461	$84	$1,752
Total	$1,375	$461	$84	$1,752

As at January 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,758	$556	$82	$2,232
Total	$1,758	$556	$82	$2,232

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,947	$390	$173	$2,164
Total	$1,947	$390	$173	$2,164
Dividend income earned on equity securities designated at FVOCI of $33 million for the three months ended April 30, 2024 (January 31, 2024 – $47 million; April 30, 2023 – $42 million) and for the six months ended April 30, 2024 – $80 million (April 30, 2023 – $75 million) has been recognized in interest income.
During the three months ended April 30, 2024, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $453 million (January 31, 2024 – $485 million; April 30, 2023 – $20 million) and for the six months ended April 30, 2024 – $938 million (April 30, 2023 – $808 million). This has resulted in a realized gain
of $39 million in the three months ended April 30, 2024 (January 31, 2024 – realized loss of $18 million; April 30, 2023 – realized loss of $3 million) and for the six months ended April 30, 2024 – realized gain
of $21 million (April 30, 2023 – realized loss of $67 million).